Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Basis of Presentation
Schedule of assets and liabilities measured at fair value on a recurring basis

		Fair Value Measurements at Reporting Date Using
	Balance as of December 31, 2013
Description		Level 1	Level 2	Level 3
Money Market Funds, included in cash equivalents	$155,765	$—	$155,765	$—

		Fair Value Measurements at Reporting Date Using
	Balance as of December 31, 2012
Description		Level 1	Level 2	Level 3
Money Market Funds, included in cash equivalents	$2	$—	$2	$—

Schedule of amounts excluded from the calculation of diluted weighted-average shares outstanding , prior to the use of the treasury stock method, due to anti-dilutive effect

	December 31,
				Period from December 22, 2008 (date of inception) to December 31, 2013.
	2013	2012	2011
Convertible preferred stock	—	5,587,121	3,314,393	—
Special participation stock	—	10,000	10,000	—
Outstanding stock options	2,410,518	691,367	1,086,221	2,410,518
Non-vested restricted stock	166,949	541,218	938,143	166,949

NPM
Basis of Presentation
Schedule of assets and liabilities reflected on the Company's balance sheet

December 31, 2012
Assets:
Cash and Cash Equivalents	$12
Prepaid Expenses and other current assets	485

Total Assets	$497

Liabilities:
Accounts payable	$499
Accrued expenses and other liabilities	312

Total Liabilities	$811